Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
The Compensation Committee typically makes grants of equity awards, including stock options, at its regularly scheduled meeting in March or April and/or other times throughout the year when appropriate under the circumstances. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
As required by Item 402(x) of the Securities Exchange Act of 1934, the following table presents information regarding stock options issued to our NEOs in 2024 during any period beginning four business days before the filing of Form
10-K
or Form
10-Q,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information (other than a Form
8-K
disclosing a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Awards	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market
Price of the Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information(1)

Jeffrey T. Gill	04/01/2024	200,000	$1.65	207,075	3.77%

(1)
On April 1, 2024, the Company filed its Annual Report on Form
10-K
for the year ended December 31, 2023 and a Form
8-K
disclosing its financial results for the fourth quarter and year ended December 31, 2023.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
As required by Item 402(x) of the Securities Exchange Act of 1934, the following table presents information regarding stock options issued to our NEOs in 2024 during any period beginning four business days before the filing of Form
10-K
or Form
10-Q,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information (other than a Form
8-K
disclosing a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Awards	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market
Price of the Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information(1)

Jeffrey T. Gill	04/01/2024	200,000	$1.65	207,075	3.77%

(1)
On April 1, 2024, the Company filed its Annual Report on Form
10-K
for the year ended December 31, 2023 and a Form
8-K
disclosing its financial results for the fourth quarter and year ended December 31, 2023.

Jeffrey T Gill [Member]
Awards Close in Time to MNPI Disclosures
Name	Jeffrey T. Gill
Underlying Securities | shares	200,000
Exercise Price | $ / shares	$ 1.65
Fair Value as of Grant Date | $	$ 207,075
Underlying Security Market Price Change	3.77